Other Payables and Accrued Expenses and Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Components of other payables and accrued expenses are as follows:

	As of
	December 31, 2018	December 31, 2019
	RMB	RMB
Current portion:
Professional fees	5,999	9,807
Other tax payables	5,287	7,469
Other payable to suppliers	478	5,992
Advances from insured	2,835	3,593
Government h ousing Benefit	660	840
Rental expense payable	9,082	637
Accrued marketing expense -loyalty points	2,074	595
Deposits	414	269
Interest payable	493	53
Payable to convertible bond holders (1)	8,794	—
Others	792	956

	36,908	30,211

Non-Current portion:
Payables for long-term assets	—	518

Other non-current liabilities total	—	518

(1)	It is the balance of convertible bond for which conversion option was not exercised and was subsequently repaid in March 2019.